UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Western Asset

Global

High Yield

Bond Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Global High Yield Bond Fund

Fund objective

The Fund seeks to maximize total return, consistent with the preservation of capital.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Global High Yield Bond Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand, economic data generally weakened toward the end of the six months ended June 30, 2010. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”) i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month.

However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource

IV	Legg Mason Western Asset Global High Yield Bond Fund

Investment commentary (cont’d)

utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended June 30, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term U.S. Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%. In contrast, the Barclays Capital Global Aggregate Index (Hedged)ix returned 4.00% over the same time frame.

While the U.S. high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexx returned 4.45% for the six months ended June 30, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 5.37% over the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Class A shares of Legg Mason Western Asset Global High Yield Bond Fund, excluding sales charges, returned 4.17%. The Fund’s unmanaged benchmark, the Barclays Capital Global High Yield Index (Hedged)xii, returned 5.00% over the same time frame. The Lipper High Current Yield Funds Category Average1 returned 3.69% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 490 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Western Asset Global High Yield Bond Fund	V

Performance Snapshot as of June 30, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Global High Yield Bond Fund:
Class A	4.17%
Class B	4.05%
Class C	4.11%
Class I	4.37%
Barclays Capital Global High Yield Index (Hedged)	5.00%
Lipper High Current Yield Funds Category Average	3.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2010 for Class A, B, C and I shares were 7.34%, 7.13%, 7.27% and 8.09%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.19%, 1.76%, 1.68% and 0.85%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Projections and forecasts are inherently limited and should not be relied upon as indicators of future performance. Investors should not use this information as the sole basis for investment decisions.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Barclays Capital Global Aggregate Index (Hedged) is an index comprised of several other Barclays Capital indices that measure fixed-income performance of regions around the world.

[x]

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The Barclays Capital Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.17%	$1,000.00	$1,041.70	1.25%	$6.33
Class B	4.05	1,000.00	1,040.50	1.76	8.90
Class C	4.11	1,000.00	1,041.10	1.67	8.45
Class I	4.37	1,000.00	1,043.70	0.87	4.41

Hypothetical example for
comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.60	1.25%	$6.26
Class B	5.00	1,000.00	1,016.07	1.76	8.80
Class C	5.00	1,000.00	1,016.51	1.67	8.35
Class I	5.00	1,000.00	1,020.48	0.87	4.36

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 84.3%
Consumer Discretionary — 15.9%
Auto Components — 1.0%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	1,110,000		$1,123,875	(a)
Europcar Groupe SA, Senior Secured Subordinated Bonds	4.183%	5/15/13	1,103,000	EUR	1,173,459	(a)(b)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	1,965,000	EUR	2,150,595	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	2,460,000	EUR	3,004,450	(a)
Total Auto Components					7,452,379
Automobiles — 0.5%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	7,610,000		2,473,250	(c)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	3,170,000		974,775	(c)
Total Automobiles					3,448,025
Diversified Consumer Services — 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	625,000		556,250
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	2,495,000		2,544,900	(a)
Total Diversified Consumer Services					3,101,150
Hotels, Restaurants & Leisure — 5.0%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	780,000		645,450
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	472,000		328,040	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	870,000	EUR	984,088	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,550,000		1,464,750	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	3,360,000		2,620,800
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	1,535,000		1,542,675
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	4,075,000		2,720,062
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	1,805,000		1,448,512
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	2,425,000		2,237,062
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	530,000		560,475
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	1,580,000		1,254,125	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,320,000		2,606,800	(c)(d)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,330,000		1,383,200
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	1,262,000	GBP	1,548,465	(b)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	3,140,000		2,935,900
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	760,000		682,100
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	270,000		294,975
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	645,000		714,338
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	550,000		448,250
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	2,500,000		2,487,500	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	480,000		421,200
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,300,000		2,415,000
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	580,000		598,850
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	780,000		807,300	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	400,000		377,000
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	290,000		270,063	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	1,545,000		1,228,275
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	1,285,000		1,031,212	(a)(b)

See Notes to Financial Statements.

4	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Station Casinos Inc., Senior Notes	6.000%	4/1/12	1,295,000		$83,366	(c)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	3,765,000		256,491	(c)(d)
Total Hotels, Restaurants & Leisure					36,396,324
Household Durables — 0.3%
American Greetings Corp., Senior Notes	7.375%	6/1/16	1,290,000		1,293,225
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	1,040,000	EUR	1,214,534
Total Household Durables					2,507,759
Internet & Catalog Retail — 0.5%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,525,000		1,593,625
QVC Inc., Senior Secured Notes	7.375%	10/15/20	2,270,000		2,218,925	(a)
Total Internet & Catalog Retail					3,812,550
Leisure Equipment & Products — 0.8%
Carlson Wagonlit BV, Senior Notes	6.413%	5/1/15	2,553,000	EUR	2,786,327	(a)(b)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	900,000	EUR	1,092,311	(a)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	1,490,000	EUR	1,676,282	(a)
Total Leisure Equipment & Products					5,554,920
Media — 5.0%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	70,000		69,650	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	1,950,000		1,959,750
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	680,000		691,900	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	654,224		765,442
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,060,000		1,070,600	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	820,000		842,550	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,315,000		3,099,525	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	4,760,000		5,307,400	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	39,000		11,700	(a)(b)(d)(e)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	1,615,000		1,675,562
DISH DBS Corp., Senior Notes	7.000%	10/1/13	80,000		82,800
DISH DBS Corp., Senior Notes	7.875%	9/1/19	3,105,000		3,244,725
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	1,385,000		1,447,325	(a)
Globo Communicacoes e Participacoes SA, Senior Bonds	7.250%	4/26/22	120,000		125,400	(a)
ITV PLC, Senior Notes	10.000%	6/30/14	1,050,000	EUR	1,469,966
Kabel Deutschland GmbH, Senior Notes	10.750%	7/1/14	546,000	EUR	699,390
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	1,260,000	EUR	885,955	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	1,050,000		1,102,500	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	3,550,000		3,399,125
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	1,444,000	EUR	1,703,992	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	825,000		829,125
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	1,180,000		1,271,450	(a)
UPC Holding BV, Senior Notes	8.000%	11/1/16	2,500,000	EUR	2,919,554	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	835,000		843,350	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	450,000		468,000
Total Media					35,986,736

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	5

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Multiline Retail — 0.7%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	1,448,289		$1,459,151	(f)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	2,015,000		1,823,575
Parkson Retail Group Ltd., Senior Bonds	7.875%	11/14/11	1,800,000		1,809,232
Total Multiline Retail					5,091,958
Specialty Retail — 1.0%
Edcon Proprietary Ltd., Senior Notes	3.969%	6/15/14	4,020,000	EUR	3,514,837	(a)(b)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	4,490,000		4,018,550
Total Specialty Retail					7,533,387
Textiles, Apparel & Luxury Goods — 0.7%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,355,000		3,707,275
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	1,030,000		1,044,163
Total Textiles, Apparel & Luxury Goods					4,751,438
Total Consumer Discretionary					115,636,626
Consumer Staples — 1.4%
Food Products — 0.6%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	1,884,000		1,900,485	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	1,050,000	EUR	1,251,892	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	980,000		1,006,950	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	450,000		500,625	(a)
Total Food Products					4,659,952
Household Products — 0.3%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	810,000		807,975	(a)
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	1,690,000		1,744,925	(a)
Total Household Products					2,552,900
Tobacco — 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	3,280,000		3,353,800	(a)
Total Consumer Staples					10,566,652
Energy — 12.0%
Energy Equipment & Services — 1.3%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	2,200,000		2,376,000
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	900,000		884,250
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,925,000		1,838,375
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,285,000		1,146,862	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	910,000		908,863
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,780,000		1,699,900	(a)
Transocean Inc, Senior Notes	6.625%	4/15/11	560,000		546,726
Total Energy Equipment & Services					9,400,976
Oil, Gas & Consumable Fuels — 10.7%
Adaro Indonesia PT, Notes	7.625%	10/22/19	3,910,000		3,968,650	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	7,042,000		6,601,875
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,570,000		1,695,600
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	3,195,000		3,314,813
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	1,100,000		1,053,250
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	525,000		535,500
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,210,000		2,314,975	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	3,375,792		3,122,607	(a)(b)

See Notes to Financial Statements.

6	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,230,000		$1,234,613
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,785,000		1,874,250
Ecopetrol SA, Senior Notes	7.625%	7/23/19	3,470,000		3,947,125
El Paso Corp., Medium-Term Notes	7.375%	12/15/12	245,000		257,782
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,760,000		1,759,859	(b)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	815,000		750,860	(b)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	100,000		61,625	(a)(c)
Infinis PLC, Senior Notes	9.125%	12/15/14	1,404,000	GBP	2,129,183	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,880,000		2,894,400
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	2,880,000		3,124,800	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	340,000		349,775	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,800,000		1,836,000	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	210,000		206,598	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	1,720,000		1,745,800
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,560,000		2,560,000	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	985,000		861,875
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,870,000		1,846,625
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	790,000		793,950	(a)
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	1,380,000		1,443,825
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	655,000		691,025
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	1,130,000		1,115,875
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	1,280,000		1,296,874
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	660,000		691,350
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	610,000		614,575
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	5,440,000		2,924,000
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,720,000		1,969,400	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,270,000		1,111,250	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	390,000		319,800	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,600,000		1,720,000
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,000,000		1,017,500
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	770,000		764,225
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,450,000		1,605,875
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	310,000		316,200
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	730,000		765,588
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	5,040,000		4,920,300	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	170,000		153,850
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	1,221,000		1,043,955
Teekay Corp., Senior Notes	8.500%	1/15/20	2,605,000		2,605,000
Total Oil, Gas & Consumable Fuels					77,932,857
Total Energy					87,333,833
Financials — 16.5%
Capital Markets — 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	1,905,000		385,763	(c)

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	7

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Banks — 4.7%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,400,000		$1,183,010
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	680,000		664,700	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	1,100,559		1,042,780
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	430,559		399,343
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	3,397,600		3,117,298
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	7,034,640		6,366,349
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	900,000		855,000	(a)(b)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	3,450,000	EUR	2,742,240	(b)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	2,900,000		2,671,610	(a)(b)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	335,000	GBP	509,283	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,680,000		1,625,400
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,260,000		1,237,950
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	1,960,000		2,080,050	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	330,000		328,763	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	4,855,000		4,842,862	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	1,390,000		1,471,662	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	1,880,000		2,120,588	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	980,000		1,030,492	(b)(g)
Total Commercial Banks					34,289,380
Consumer Finance — 2.7%
FMG Finance Pty Ltd., Senior Secured Bonds	9.750%	9/1/13	1,100,000	EUR	1,398,940	(a)
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	275,000		303,875	(a)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	140,000		138,622
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	7,610,000		8,817,616
GMAC Inc., Senior Notes	7.500%	12/31/13	380,000		382,850
GMAC Inc., Senior Notes	8.000%	3/15/20	1,100,000		1,078,000	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	337,000		313,410
GMAC LLC, Debentures	0.000%	6/15/15	830,000		522,900
GMAC LLC, Senior Bonds	0.000%	12/1/12	1,660,000		1,394,148
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	380,000		351,157
SLM Corp., Senior Notes	4.750%	3/17/14	1,371,000	EUR	1,504,802
SLM Corp., Senior Notes	8.000%	3/25/20	4,170,000		3,667,907
Total Consumer Finance					19,874,227
Diversified Financial Services — 7.1%
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,618,000		1,601,820	(a)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	860,000		857,850	(a)
Boats Investments (Netherlands) BV, Secured Notes	2.052%	12/15/15	2,016,131	EUR	1,355,984	(b)(f)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,490,000		1,581,262
CCM Merger Inc., Notes	8.000%	8/1/13	3,070,000		2,824,400	(a)
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	470,000		467,542
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,370,000		1,400,825	(a)
Fresenius U.S. Finance II Inc., Senior Notes	8.750%	7/15/15	171,000	EUR	243,087	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	2,600,000		2,830,750	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	2,161,000	EUR	2,180,074	(a)(b)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	1,298,000	EUR	1,333,297	(a)(b)

See Notes to Financial Statements.

8	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	3,250,000	GBP	$3,277,683	(b)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	3,720,000		3,506,100
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	2,590,000		2,350,425
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	660,000		627,000	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	1,420,000	EUR	1,862,339	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	2,003,000	EUR	2,467,763	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	2,070,000		2,137,275	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,070,000		2,132,100
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,860,000		1,827,450
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	930,000		918,375	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	670,000		629,754	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	4,480,000		4,675,287	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,112,000		1,164,264	(a)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	1,927,000	EUR	2,391,778	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,605,000		1,548,825
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	3,050,000	EUR	3,608,477	(a)
Total Diversified Financial Services					51,801,786
Insurance — 0.3%
American International Group Inc., Senior Notes	8.250%	8/15/18	1,865,000		1,897,638
Real Estate Investment Trusts (REITs) — 0.1%
Entertainment Properties Trust, Senior Notes	7.750%	7/15/20	570,000		574,275	(a)
Real Estate Management & Development — 1.5%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	3,060,000		3,144,150	(a)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,133,600		663,156	(a)(d)
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	709,000	GBP	1,038,131	(a)
Country Garden Holdings Co., Senior Notes	11.250%	4/22/17	1,200,000		1,140,000	(a)
Kaisa Group Holdings Ltd., Senior Notes	13.500%	4/28/15	1,650,000		1,491,187	(a)
Realogy Corp., Senior Notes	10.500%	4/15/14	3,970,000		3,384,425
Realogy Corp., Senior Toggle Notes	11.750%	4/15/14	348,764		292,962	(f)
Total Real Estate Management & Development					11,154,011
Total Financials					119,977,080
Health Care — 4.2%
Health Care Equipment & Supplies — 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,790,000		1,933,200
Biomet Inc., Senior Notes	11.625%	10/15/17	450,000		489,375
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	690,000		745,200	(f)
Total Health Care Equipment & Supplies					3,167,775
Health Care Providers & Services — 3.8%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,300,000		1,293,500	(a)
Capella Healthcare Inc., Senior Notes	9.250%	7/1/17	510,000		516,375	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	5,005,000		4,629,625
HCA Inc., Senior Notes	6.300%	10/1/12	4,790,000		4,790,000
HCA Inc., Senior Secured Notes	9.625%	11/15/16	1,974,000		2,117,115	(f)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	110,000		113,713
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	1,030,000		1,055,750

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	9

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	4,312,000		$4,786,320	(a)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	1,215,000		1,026,675	(b)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	450,000		445,500	(f)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	5,786,000		5,409,910	(b)(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,015,000		1,047,987
Total Health Care Providers & Services					27,232,470
Total Health Care					30,400,245
Industrials — 8.2%
Aerospace & Defense — 1.3%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	1,040,000		1,047,800	(a)
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	2,375,000		2,481,875	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,280,000		1,305,600	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	2,230,000		2,285,750	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,190,000		2,190,000	(a)
Total Aerospace & Defense					9,311,025
Air Freight & Logistics — 0.4%
TGI International Ltd., Senior Notes	9.500%	10/3/17	2,710,000		3,021,650	(a)
Airlines — 1.9%
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	3,358,852		3,216,101
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	269,738		253,554
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	220,000		227,700
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	5,220,000		5,193,900	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,475,000		2,450,250
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	65,435		64,781
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	817,205		849,893
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	347,025		330,541
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	870,000		917,850	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	400,000		412,000	(a)
Total Airlines					13,916,570
Building Products — 0.1%
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	930,000		943,950	(a)
Commercial Services & Supplies — 1.2%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,320,000		1,438,800
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,355,000		3,061,437	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	860,000		877,200	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,120,000		2,146,500	(a)
ISS Global A/S, Euro Medium-Term Notes	4.750%	9/18/10	166,000	EUR	203,501
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	1,010,000		1,088,275	(a)
Total Commercial Services & Supplies					8,815,713
Construction & Engineering — 0.4%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	890,000		936,725	(a)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	1,600,000		1,633,920	(a)
Total Construction & Engineering					2,570,645
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	2,160,000		1,857,600	(a)

See Notes to Financial Statements.

10	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Machinery — 0.1%
Case New Holland Inc., Senior Notes	7.750%	9/1/13	710,000		$729,525	(d)
Marine — 0.4%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	3,290,000		3,174,850	(a)
Road & Rail — 1.3%
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	1,030,000		1,055,750
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	1,823,000		1,864,018
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	1,006,000		1,207,200
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,690,000		2,797,600	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	36,000		43,380
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,529,000		2,661,772
Total Road & Rail					9,629,720
Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	1,645,000		1,620,325	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	505,000		502,475	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,525,000		1,441,125
Total Trading Companies & Distributors					3,563,925
Transportation — 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	2,020,000		1,959,400	(a)
Total Industrials					59,494,573
Information Technology — 2.1%
Electronic Equipment, Instruments & Components — 0.8%
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	393,000		418,545
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	2,050,000		2,039,750	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	3,540,000		3,265,650
Total Electronic Equipment, Instruments & Components					5,723,945
IT Services — 0.9%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,948,950		1,763,800	(f)
First Data Corp., Senior Notes	10.550%	9/24/15	5,221,640		3,850,959	(f)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	1,040,000		998,400	(a)
Total IT Services					6,613,159
Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	1,100,000		1,091,750	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	55,000		44,275
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	394,925		355,433	(f)
Total Semiconductors & Semiconductor Equipment					1,491,458
Software — 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	1,265,000		1,271,325	(a)
Total Information Technology					15,099,887
Materials — 12.6%
Chemicals — 2.3%
Ashland Inc., Senior Notes	9.125%	6/1/17	3,210,000		3,531,000	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	240,000		244,800
CF Industries Inc., Senior Notes	7.125%	5/1/20	1,060,000		1,089,150
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	1,500,000	EUR	1,930,574	(a)
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,605,000		1,637,100	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	2,110,000		2,115,275	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	11

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Chemicals — continued
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,718,000	EUR	$2,129,763	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	1,746,457		1,881,808
Solutia Inc., Senior Notes	8.750%	11/1/17	1,295,000		1,353,275
Solutia Inc., Senior Notes	7.875%	3/15/20	1,230,000		1,233,075
Total Chemicals					17,145,820
Construction Materials — 0.3%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	1,570,000	EUR	1,943,930
Containers & Packaging — 2.2%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	1,913,853	EUR	2,299,399	(f)
Ball Corp., Senior Notes	6.625%	3/15/18	350,000		351,750
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	3,360,000		3,091,200	(a)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	1,836,000	EUR	2,043,089	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	420,000		431,550
Impress Holdings BV, Senior Bonds	3.769%	9/15/13	1,000,000	EUR	1,158,650	(a)(b)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	2,150,000		0	(c)(d)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	1,604,000	EUR	1,932,029	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	2,155,000		2,238,506
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,510,000		2,535,100	(a)
Total Containers & Packaging					16,081,273
Metals & Mining — 4.2%
CII Carbon LLC, Senior Subordinated Notes	11.125%	11/15/15	2,000,000		1,955,000	(a)
Evraz Group SA, Notes	8.875%	4/24/13	5,290,000		5,409,025	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	3,690,000		3,782,250	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	3,565,000		3,761,075
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	953,000	EUR	1,130,414	(a)
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	3,400,000		3,451,000	(a)
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	3,980,000		1,950,200	(a)
Vale Overseas Ltd., Notes	8.250%	1/17/34	520,000		612,940
Vale Overseas Ltd., Notes	6.875%	11/21/36	4,225,000		4,415,172
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	3,475,000		3,699,125	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	130,000		139,100	(a)
Total Metals & Mining					30,305,301
Paper & Forest Products — 3.6%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	1,473,243		1,455,595	(a)(c)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	120,000		114,000	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,660,000		3,129,300	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	2,435,000		2,608,494	(a)
M-real OYJ, Senior Notes	9.250%	4/1/13	3,650,000	EUR	4,574,986
NewPage Corp., Senior Secured Notes	10.000%	5/1/12	6,000		3,285
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,445,000		2,231,063
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	2,333,000	EUR	3,118,585	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	2,224,000		2,374,120	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,400,000		1,249,500
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	1,626,000	EUR	2,008,237	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	3,085,000		3,339,512

See Notes to Financial Statements.

12	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Paper & Forest Products — continued
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	170,000		$163,200
Total Paper & Forest Products					26,369,877
Total Materials					91,846,201
Telecommunication Services — 6.8%
Diversified Telecommunication Services — 4.5%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	4,190,000		3,739,575	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	490,000		438,550	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.683%	2/15/17	1,891,032	EUR	300,618	(a)(b)(f)
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	1,210,000		1,285,625	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	870,000		604,650
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,550,000		155	(c)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,575,000		2,645,812	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	7,550,000		7,719,875
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	140,000		147,700
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	1,730,000		1,842,450
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,360,000		1,210,400	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	765,000		789,863	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,990,000		2,039,750	(a)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	1,900,000		2,019,700	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	3,380,000		3,601,062	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	2,490,000		2,278,350	(a)(f)
Windstream Corp., Senior Notes	8.625%	8/1/16	2,060,000		2,085,750
World Access Inc., Senior Notes	13.250%	1/15/08	1,686,385		169	(c)(d)(e)
Total Diversified Telecommunication Services					32,750,054
Wireless Telecommunication Services — 2.3%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	105,000		107,625
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,830,000		2,363,050
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,435,000		7,137,600
True Move Co., Ltd.	10.750%	12/16/13	2,050,000		2,024,375	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	5,420,000		5,352,250	(a)
Total Wireless Telecommunication Services					16,984,900
Total Telecommunication Services					49,734,954
Utilities — 4.6%
Electric Utilities — 0.6%
EEB International Ltd.	8.750%	10/31/14	1,500,000		1,661,250	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	2,150,000		2,381,125	(a)
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	260,000		172,900
Total Electric Utilities					4,215,275
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,160,000		1,180,300
Xinao Gas Holdings Ltd., Senior Bond	7.375%	8/5/12	800,000		820,018
Total Gas Utilities					2,000,318
Independent Power Producers & Energy Traders — 3.6%
AES Corp., Senior Notes	9.750%	4/15/16	2,950,000		3,186,000	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	1,250,000		1,309,779	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	13

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Independent Power Producers & Energy Traders — continued
Dynegy Inc., Bonds	7.670%	11/8/16	2,050,000		$1,804,000
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,015,000		710,500
Edison Mission Energy, Senior Notes	7.625%	5/15/27	2,025,000		1,159,313
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	16,656,819		10,910,217	(f)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	1,000,000		1,059,592	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	2,860,000		2,645,500
NRG Energy Inc., Senior Notes	7.375%	2/1/16	1,320,000		1,316,700
NRG Energy Inc., Senior Notes	7.375%	1/15/17	2,045,000		2,029,662
NRG Energy Inc., Senior Notes	8.500%	6/15/19	205,000		209,356
Total Independent Power Producers & Energy Traders					26,340,619
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	830,000		938,937	(a)
Total Utilities					33,495,149
Total Corporate Bonds & Notes (Cost — $615,193,900)					613,585,200
Collateralized Senior Loans — 3.3%
Consumer Discretionary — 1.2%
Auto Components — 0.4%
Allison Transmission Inc., Term Loan B	3.050 - 3.110%	8/7/14	3,387,060		3,093,869	(a)(h)
Automobiles — 0.3%
Ford Motor Co., Term Loan	3.310 - 3.350%	12/16/13	1,956,952		1,853,192	(a)(h)
Media — 0.4%
Citadel Broadcasting Corp., Term Loan A	2.110%	6/3/15	88,895		93,073	(a)(h)
Kabel Deutschland GmbH, Term Loan	7.983%	12/19/14	2,170,238	EUR	2,513,220	(a)(f)(h)
SuperMedia Inc., Term Loan	11.000%	12/31/15	367,351		316,119	(a)(h)
Total Media					2,922,412
Specialty Retail — 0.1%
Michaels Stores Inc., Term Loan B1	2.625 - 2.813%	10/31/13	401,786		373,975	(a)(h)
Michaels Stores Inc., Term Loan B2	4.875 - 5.063%	7/31/16	540,713		515,029	(a)(h)
Total Specialty Retail					889,004
Textiles, Apparel & Luxury Goods — 0.0%
Simmons Co., Term Loan	7.390%	2/15/12	2,827,672		17,673	(a)(d)(e)(f)(h)
Total Consumer Discretionary					8,776,150
Energy — 0.5%
Energy Equipment & Services — 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	4,166,058		3,614,056	(a)(d)(f)(h)
Financials — 0.6%
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	4,000,000		4,201,668	(a)(h)
Industrials — 0.5%
Aerospace & Defense — 0.2%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.533%	3/26/14	138,243		112,130	(a)(h)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.347 - 2.533%	3/26/14	2,318,327		1,880,420	(a)(h)
Total Aerospace & Defense					1,992,550
Airlines — 0.3%
United Airlines Inc., Term Loan B	2.313 - 2.375%	2/3/14	2,263,712		1,994,530	(a)(h)
Total Industrials					3,987,080

See Notes to Financial Statements.

14	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Plastics Group Inc., Term Loan C	2.350%	4/13/15	494,885		$438,592	(a)(h)
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Wind Finance SL SA, Term Loan	7.694%	11/26/14	1,000,000	EUR	1,221,704	(a)(h)
Utilities — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.850 - 4.033%	10/10/14	1,959,923		1,453,712	(a)(h)
Total Collateralized Senior Loans (Cost — $25,300,214)					23,692,962
Convertible Bonds & Notes — 0.5%
Industrials — 0.5%
Marine — 0.5%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	4,495,000		3,730,850
Materials — 0.0%
Construction Materials — 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	120,000		119,250	(a)
Total Convertible Bonds & Notes (Cost — $4,057,235)					3,850,100
Sovereign Bonds — 5.0%
Brazil — 0.8%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	9,304,000	BRL	4,761,277
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	2,305,000	BRL	1,092,225
Total Brazil					5,853,502
Colombia — 0.3%
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,739,000		2,043,325
Indonesia — 0.9%
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	7,064,000,000	IDR	904,790
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	14,826,000,000	IDR	1,764,971
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	2,640,000		2,983,200	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	830,000		880,290	(a)
Total Indonesia					6,533,251
Russia — 0.5%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	3,254,040		3,676,415	(a)
Turkey — 0.7%
Republic of Turkey, Notes	6.750%	5/30/40	260,000		261,950
Republic of Turkey, Senior Notes	7.500%	7/14/17	3,500,000		4,016,250
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,130,000		1,259,950
Total Turkey					5,538,150
Venezuela — 1.8%
Bolivarian Republic of Venezuela	5.750%	2/26/16	18,959,000		11,944,170	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.307%	4/20/11	1,159,000		1,076,421	(a)(b)
Total Venezuela					13,020,591
Total Sovereign Bonds (Cost — $33,533,062)					36,665,234

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	15

Legg Mason Western Asset Global High Yield Bond Fund

Security			Shares	Value
Common Stocks — 1.2%
Consumer Discretionary — 1.0%
Media — 1.0%
Charter Communications Inc.			150,842	$5,324,722	*(e)
Charter Communications Inc., Class A Shares			46,296	1,634,249	*
Dex One Corp.			413	7,847	*
SuperMedia Inc.			4,945	90,440	*
Total Consumer Discretionary				7,057,258
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			14,645	384,438	*(e)
Industrials — 0.0%
Building Products — 0.0%
Nortek Inc.			4,276	179,592	*
Machinery — 0.0%
Glasstech Inc.			20	0	*(d)(e)
Total Industrials				179,592
Materials — 0.1%
Chemicals — 0.1%
Georgia Gulf Corp.			70,870	945,406	*
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
World Access Inc.			10,212	6	*(d)
Total Common Stocks (Cost — $11,177,014)				8,566,700
	Rate	Maturity Date
Convertible Preferred Stocks — 0.9%
Financials — 0.9%
Diversified Financial Services — 0.9%
Bank of America Corp.	7.250%		4,630	4,204,040
Citigroup Inc.	7.500%	12/15/12	18,846	2,129,598
Total Convertible Preferred Stocks (Cost — $6,525,992)				6,333,638
Preferred Stocks — 1.4%
Consumer Discretionary — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		9,048	1	*(a)(d)(e)
Financials — 1.3%
Commercial Banks — 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		39,625	1,056,402
Diversified Financial Services — 1.1%
Citigroup Capital XII	8.500%		327,775	8,214,861
Total Financials				9,271,263
Industrials — 0.0%
Machinery — 0.0%
Glasstech Inc.			22	0	*(d)(e)

See Notes to Financial Statements.

16	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund

Security	Rate		Shares	Value
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
Centaur Funding Corp.	9.080%		610	$635,925	(a)
Total Preferred Stocks (Cost — $9,969,180)				9,907,189

		Expiration Date	Warrants
Warrants — 0.0%
Buffets Restaurant Holdings		4/28/14	2,639	27	*(d)(e)
Charter Communications Inc.		11/30/14	4,556	18,224	*
Citadel Broadcasting Corp.		6/3/30	5,183	134,758	*
CNB Capital Trust		3/23/19	10,340	0	*(a)(d)(e)
Nortek Inc.		12/7/14	5,121	58,890	*
SemGroup Corp.		11/30/14	15,416	84,788	*
Turbo Beta Ltd.		11/1/14	1	0	*(d)(e)
Total Warrants (Cost — $176,068)				296,687
Total Investments Before Short-term Investment (Cost — $705,932,665)				702,897,710

		Maturity Date	Face Amount†
Short-Term Investment — 1.5%
Repurchase Agreement — 1.5%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity — $10,674,006; (Fully collateralized by U.S. government agency obligations, 0.500% due 10/29/10; Market value — $10,903,525) (Cost — $10,674,000)	0.020%	7/1/10	10,674,000	10,674,000
Total Investments — 98.1% (Cost — $716,606,665#)				713,571,710
Other Assets in Excess of Liabilities — 1.9%				14,114,010
Total Net Assets — 100.0%				$727,685,720

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c)	The coupon payment on these securities is currently in default as of June 30, 2010.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $716,606,665)	$713,571,710
Foreign currency, at value (Cost — $2,072,826)	2,090,640
Cash	718
Dividends and interest receivable	14,873,712
Unrealized appreciation on forward currency contracts	4,547,126
Receivable for securities sold	3,127,931
Receivable for Fund shares sold	1,995,922
Deposits with brokers for open futures contracts	146,000
Receivable from broker — variation margin on open futures contracts	84,766
Prepaid expenses	43,150
Total Assets	740,481,675

Liabilities:
Payable for Fund shares repurchased	5,800,873
Payable for securities purchased	5,437,157
Investment management fee payable	475,060
Distributions payable	373,512
Distribution fees payable	177,827
Unrealized depreciation on forward currency contracts	101,880
Trustees’ fees payable	662
Accrued expenses	428,984
Total Liabilities	12,795,955
Total Net Assets	$727,685,720

Net Assets:
Par value (Note 7)	$1,070
Paid-in capital in excess of par value	937,070,250
Overdistributed net investment income	(1,014,306)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(209,519,373)
Net unrealized appreciation on investments, futures contracts and foreign currencies	1,148,079
Total Net Assets	$727,685,720

Shares Outstanding:
Class A	80,206,005
Class B	2,419,000
Class C	13,197,031
Class I	11,160,529

Net Asset Value:
Class A (and redemption price)	$6.79
Class B*	$6.83
Class C*	$6.87
Class I (and redemption price)	$6.79
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$7.09

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

18	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$38,825,252
Dividends	565,369
Less: Foreign taxes withheld	(24,016)
Total Investment Income	39,366,605

Expenses:
Investment management fee (Note 2)	3,115,635
Distribution fees (Notes 2 and 5)	1,166,633
Transfer agent fees (Note 5)	509,575
Registration fees	51,353
Shareholder reports	39,398
Legal fees	30,614
Custody fees	27,715
Audit and tax	25,563
Insurance	7,805
Trustees’ fees	6,442
Miscellaneous expenses	3,514
Total Expenses	4,984,247
Less: Compensating balance arrangements (Note 1)	(109)
Net Expenses	4,984,138
Net Investment Income	34,382,467

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	4,500,536
Futures contracts	244,139
Foreign currency transactions	10,650,874
Net Realized Gain	15,395,549
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(21,775,727)
Futures contracts	(182,345)
Foreign currencies	1,920,728
Change in Net Unrealized Appreciation/Depreciation	(20,037,344)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(4,641,795)
Increase in Net Assets from Operations	$29,740,672

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$34,382,467	$76,126,514
Net realized gain (loss)	15,395,549	(108,058,156)
Change in net unrealized appreciation/depreciation	(20,037,344)	316,893,987
Increase in Net Assets From Operations	29,740,672	284,962,345

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(34,449,405)	(75,198,492)
Decrease in Net Assets from Distributions to Shareholders	(34,449,405)	(75,198,492)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	139,186,321	320,468,906
Reinvestment of distributions	31,961,598	66,372,224
Cost of shares repurchased	(244,109,707)	(258,990,427)
Increase (Decrease) in Net Assets From Fund Share Transactions	(72,961,788)	127,850,703
Increase (Decrease) in Net Assets	(77,670,521)	337,614,556

Net Assets:
Beginning of period	805,356,241	467,741,685
End of period*	$727,685,720	$805,356,241
* Includes overdistributed net investment income of:	$(1,014,306)	$(947,368)

See Notes to Financial Statements.

20	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$6.81	$4.90	$7.92	$8.54	$8.36	$8.59

Income (loss) from operations:
Net investment income	0.30	0.69	0.67	0.61	0.58	0.56
Net realized and unrealized gain (loss)	(0.02)	1.91	(3.01)	(0.61)	0.21	(0.22)
Total income (loss) from operations	0.28	2.60	(2.34)	—	0.79	0.34

Less distributions from:
Net investment income	(0.30)	(0.69)	(0.68)	(0.62)	(0.61)	(0.57)
Total distributions	(0.30)	(0.69)	(0.68)	(0.62)	(0.61)	(0.57)

Net asset value, end of period	$6.79	$6.81	$4.90	$7.92	$8.54	$8.36
Total return[4]	4.17%	56.50%	(31.37)%	(0.08)%	9.90%	4.08%

Net assets, end of period (000s)	$544,804	$611,139	$317,370	$594,940	$701,540	$693,116

Ratios to average net assets:
Gross expenses	1.25%[5]	1.19%	1.29%	1.34%	1.21%[6]	1.19%
Net expenses[7]	1.25 [5]	1.19	1.29	1.34	1.21 [6,8]	1.19
Net investment income	8.86 [5]	11.76	9.67	7.27	7.01	6.59

Portfolio turnover rate	43%	77%	52%	64%	76%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.19%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	21

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$6.84	$4.92	$7.99	$8.59	$8.40	$8.65

Income (loss) from operations:
Net investment income	0.29	0.67	0.65	0.59	0.53	0.49
Net realized and unrealized gain (loss)	(0.01)	1.91	(3.03)	(0.61)	0.21	(0.24)
Total income (loss) from operations	0.28	2.58	(2.38)	(0.02)	0.74	0.25

Less distributions from:
Net investment income	(0.29)	(0.66)	(0.69)	(0.58)	(0.55)	(0.50)
Total distributions	(0.29)	(0.66)	(0.69)	(0.58)	(0.55)	(0.50)

Net asset value, end of period	$6.83	$6.84	$4.92	$7.99	$8.59	$8.40
Total return[4]	4.05%	55.77%	(31.64)%	(0.37)%	9.17%	3.04%

Net assets, end of period (000s)	$16,514	$28,912	$27,105	$65,425	$98,450	$135,186

Ratios to average net assets:
Gross expenses	1.76%[5]	1.72%	1.70%	1.64%	1.99%[6]	2.02%
Net expenses[7]	1.76 [5]	1.72	1.70	1.64	1.99 [6,8]	2.02
Net investment income	8.33 [5]	11.49	9.18	6.94	6.25	5.81

Portfolio turnover rate	43%	77%	52%	64%	76%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.98%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$6.88	$4.95	$8.00	$8.63	$8.44	$8.68

Income (loss) from operations:
Net investment income	0.29	0.68	0.65	0.59	0.55	0.52
Net realized and unrealized gain (loss)	(0.01)	1.92	(3.04)	(0.62)	0.22	(0.23)
Total income (loss) from operations	0.28	2.60	(2.39)	(0.03)	0.77	0.29

Less distributions from:
Net investment income	(0.29)	(0.67)	(0.66)	(0.60)	(0.58)	(0.53)
Total distributions	(0.29)	(0.67)	(0.66)	(0.60)	(0.58)	(0.53)

Net asset value, end of period	$6.87	$6.88	$4.95	$8.00	$8.63	$8.44
Total return[4]	4.11%	55.82%	(31.62)%	(0.48)%	9.46%	3.44%

Net assets, end of period (000s)	$90,607	$88,948	$58,041	$122,595	$177,338	$235,117

Ratios to average net assets:
Gross expenses	1.67%[5]	1.65%	1.67%	1.69%	1.71%[6]	1.73%
Net expenses[7]	1.67 [5]	1.65	1.67	1.69	1.71 [6,8]	1.73
Net investment income	8.41 [5]	11.44	9.26	6.89	6.53	6.10

Portfolio turnover rate	43%	77%	52%	64%	76%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.69%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	23

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$6.81	$4.90	$7.91	$8.53	$8.35	$8.59

Income (loss) from operations:
Net investment income	0.32	0.72	0.70	0.64	0.61	0.59
Net realized and unrealized gain (loss)	(0.02)	1.90	(3.00)	(0.60)	0.21	(0.23)
Total income (loss) from operations	0.30	2.62	(2.30)	0.04	0.82	0.36

Less distributions from:
Net investment income	(0.32)	(0.71)	(0.71)	(0.66)	(0.64)	(0.60)
Total distributions	(0.32)	(0.71)	(0.71)	(0.66)	(0.64)	(0.60)

Net asset value, end of period	$6.79	$6.81	$4.90	$7.91	$8.53	$8.35
Total return[4]	4.37%	57.05%	(30.98)%	0.39%	10.29%	4.33%

Net assets, end of period (000s)	$75,761	$76,357	$65,226	$103,792	$215,963	$101,886

Ratios to average net assets:
Gross expenses	0.87%[5]	0.85%	0.86%	0.86%	0.86%[6]	0.83%
Net expenses[7]	0.87 [5,8]	0.85 [8]	0.86	0.86	0.85 [6,9]	0.83
Net investment income	9.22 [5]	12.42	10.19	7.63	7.35	6.97

Portfolio turnover rate	43%	77%	52%	64%	76%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.84%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation agreement effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.10%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	25

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$613,573,331	$11,869	$613,585,200
Collateralized senior loans	—	23,675,289	17,673	23,692,962
Convertible bonds & notes	—	3,850,100	—	3,850,100
Sovereign bonds	—	36,665,234	—	36,665,234
Common stocks	$2,857,540	5,324,722	384,438	8,566,700
Convertible preferred stocks	6,333,638	—	—	6,333,638
Preferred stocks	1,056,402	8,850,786	1	9,907,189
Warrants	152,982	143,678	27	296,687
Total long-term investments	10,400,562	692,083,140	414,008	702,897,710
Short-term investment†	—	10,674,000	—	10,674,000
Total investments	$10,400,562	$702,757,140	$414,008	$713,571,710
Other financial instruments:
Forward foreign currency contracts	—	4,445,246	—	4,445,246
Futures contracts	(182,345)	—	—	(182,345)
Total other financial instruments	$(182,345)	$4,445,246	—	$4,262,901
Total	$10,218,217	$707,202,386	$414,008	$717,834,611

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities		Collateralized Senior Loans		Common Stocks	Escrowed Shares		Preferred Stocks	Warrants	Total
Balance as of December 31, 2009	$3,780,115	$0	*	—		$351,486	$0	*	$9	$65,302	$4,196,912
Accrued premiums/discounts	185,586	—		—		—	—		—	—	185,586
Realized gain/(loss)[1]	(1,614,290)	(3,293,488)		—		—	0	*	(103,500)	—	(5,011,278)
Change in unrealized appreciation (depreciation)[2]	2,128,817	3,293,488		—		32,952	0	*	103,492	78,403	5,637,152
Net purchases (sales)	(4,480,059)	0	*	—		—	0	*	—	—	(4,480,059)
Transfers in to Level 3	11,700	—		$17,673		—	—		—	—	29,373
Transfers out of Level 3	—	—		—		—	—		—	(143,678)	(143,678)
Balance as of June 30, 2010	$11,869	—		$17,673		$384,438	—		$1	$27	$414,008
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	$(9,984)	—		$0	*	$32,952	—		$(8)	$16	$22,976

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

26	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates and foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	27

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

28	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.10%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	29

limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $30,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C
CDSCs	$19,000	$4,000

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$324,501,660
Sales	395,264,690

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,437,945
Gross unrealized depreciation	(50,472,900)
Net unrealized depreciation	$(3,034,955)

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
Ultra Long-Term U.S. Treasury Bonds	75	9/10	$9,915,384	$10,185,937	$270,553
Contracts to Sell:
U.S. Treasury 5-Year Notes	305	9/10	$35,644,329	$36,097,227	$(452,898)
Net unrealized loss on open futures contracts					$(182,345)

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Buy:
British Pound	JPMorgan Chase	1,400,000	$2,091,678	8/17/10	$(28,314)
Euro	Citibank, N.A.	2,500,000	3,057,828	8/17/10	(42,554)
					$(70,868)

30	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
British Pound	Citibank, N.A.	1,170,000	$1,748,045	8/17/10	$(31,012)
British Pound	UBS AG	6,690,279	9,995,650	8/17/10	25,653
Euro	Citibank, N.A.	921,980	1,127,702	8/17/10	28,871
Euro	UBS AG	946,722	1,157,966	8/17/10	14,114
Euro	UBS AG	1,800,208	2,201,890	8/17/10	24,171
Euro	UBS AG	1,815,191	2,220,217	8/17/10	136,791
Euro	BNP Paribas	3,045,386	3,724,907	8/17/10	228,415
Euro	Goldman Sachs	11,603,622	14,192,753	8/17/10	878,031
Euro	Citibank, N.A.	12,490,000	15,276,910	8/17/10	593,883
Euro	UBS AG	31,896,139	39,013,165	8/17/10	2,617,197
					$4,516,114
Net unrealized gain on open forward foreign currency contracts					$4,445,246

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$270,553	—	$270,553
Forward foreign currency contracts	—	$4,547,126	4,547,126
Total	$270,553	$4,547,126	$4,817,679

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$452,898	—	$452,898
Forward foreign currency contracts	—	$101,880	101,880
Total	$452,898	$101,880	$554,778

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation(depreciation) and for liability derivatives is payables/net unrealized appreciation(depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$244,139	—	$244,139
Forward foreign currency contracts	—	$11,098,090	11,098,090
Total	$244,139	$11,098,090	$11,342,229

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	31

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$(182,345)	—	$(182,345)
Forward foreign currency contracts	—	$1,910,410	1,910,410
Total	$(182,345)	$1,910,410	$1,728,065

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$6,885,160
Forward foreign currency contracts (to sell)	90,401,315
Futures contracts (to buy)	6,768,081
Futures contracts (to sell)	25,343,934

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$734,450	$448,284
Class B	89,897	19,963
Class C	342,286	33,549
Class I	—	7,779
Total	$1,166,633	$509,575

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class A	$26,088,363	$55,609,666
Class B	1,000,434	3,216,919
Class C	3,846,974	7,871,002
Class I	3,513,634	8,500,905
Total	$34,449,405	$75,198,492

7. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Shares sold	16,576,884	$114,970,169	48,606,102	$270,353,111
Shares issued on reinvestment	3,565,031	24,596,661	8,430,186	49,535,939
Shares repurchased	(29,619,039)	(201,627,771)	(32,099,175)	(181,680,120)
Net increase (decrease)	(9,477,124)	$(62,060,941)	24,937,113	$138,208,930

Class B
Shares sold	352,875	$2,455,791	771,185	$4,569,837
Shares issued on reinvestment	123,445	856,357	402,222	2,319,826
Shares repurchased	(2,281,594)	(15,887,547)	(2,453,950)	(14,219,538)
Net decrease	(1,805,274)	$(12,575,399)	(1,280,543)	$(7,329,875)

Class C
Shares sold	1,719,670	$12,091,109	3,218,775	$20,015,742
Shares issued on reinvestment	444,813	3,101,375	1,045,185	6,100,280
Shares repurchased	(1,889,564)	(13,072,114)	(3,063,078)	(17,551,828)
Net increase	274,919	$2,120,370	1,200,882	$8,564,194

Class I
Shares sold	1,401,055	$9,669,252	4,153,508	$25,530,216
Shares issued on reinvestment	494,167	3,407,205	1,475,374	8,416,179
Shares repurchased	(1,954,529)	(13,522,275)	(7,732,115)	(45,538,941)
Net decrease	(59,307)	$(445,818)	(2,103,233)	$(11,592,546)

8. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $199,402,482, of which $35,027,245 expires in 2010, $60,064,174 expires in 2016 and $104,311,063 expires in 2017. These amounts will be available to offset any future taxable capital gains.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

Legg Mason Western Asset Global High Yield Bond Fund 2010 Semi-Annual Report	33

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the

U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

Legg Mason Western Asset

Global High Yield Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

PNC Global Investment Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Global High Yield Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART  OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/10 SR10-1177

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: September 1, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: September 1, 2010